As filed with the Securities and Exchange Commission on May 18, 2004	Registration No. 33-75992 Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

POST-EFFECTIVE AMENDMENT NO. 31 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________________ pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2004, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 31 by reference to Registrant's filings under Rule 485(b), as filed on April 14, 2004 and declared effective on May 1, 2004 (File No. 33-75992).

A Supplement to the prospectus dated May 18, 2004, is included in Part A of this Post-Effective Amendment.

VARIABLE ANNUITY ACCOUNT C

Pension IRA

Individual Deferred Variable Annuity Contracts

ING Life Insurance and Annuity Company

Supplement Dated May 18, 2004 to
Contract Prospectus and Statement of
Additional Information dated May 1, 2004

The information in this supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information (SAI) dated May 1, 2004. You should read this supplement along with the Contract Prospectus and SAI.

(1)	ING GET U.S. Core Portfolio (ING GET Fund) is added to the list of available investment options in the Contract Prospectus and SAI.
(2)	The sections entitled "Fee Table - Annual Maintenance Fee" and "Fee Table - Maximum Separate Account Annual Expenses" in the Contract Prospectus on page 6 are replaced with the following:

Annual Maintenance Fee	$20.00[3]
Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%

Administrative Expense Charge	0.00% - 0.25%[4]

ING GET Fund Guarantee Charge	0.25%[5]

Total Separate Account Annual Expenses	1.50% - 1.75%

[3]

The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees - Annual Maintenance Fee."

[4]	We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees-Administrative Expense Charge."
[5]

The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See Items (4) and (6) of this supplement for a description of the ING GET Fund guarantee charge.

X.75992-04GT	May 2004

(3)	The following information about the ING GET Fund is added to the "Fund Expense Table" on page 7 of the Contract Prospectus.
ING GET U.S. Core Portfolio - Series 5 Through 8 Annual Expenses (As a percentage of the average net assets)[1]
Fund Name	Management (Advisory) Fees[2]	12b-1 Fee[3]	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses[4]
ING GET U.S. Core Portfolio	0.60%	0.25%	0.15%	1.00%	-	1.00%
For more information regarding expenses paid out of assets of the portfolio, see the GET Series 3 prospectus.
1 This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.
2 The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

3 Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Series, including payment of the fee to ING Life Insurance and Annuity Company in connection with the use of the Series under the Company's variable annuity contracts, and providing related services.

4 ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses to 0.65% during the offering period and 1.00% during the guarantee period, through December 31, 2004. Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Annual Fund Operating Expenses".

(4)	The following is added to the "Investment Options" section on page 12 of the Contract Prospectus.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix VI for a projected schedule of ING GET Fund Series Offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request.

2

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

(5)

The following is added to the first paragraph in the "Transfers Among Investment Options" section on page 13 of the Contract Prospectus.

Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series.

(6)	The following replaces the paragraph in the "Fees - ING GET Fund Guarantee Charge" section on page 21 of the Contract Prospectus.

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See Item (4) of this supplement.

(7)	The following information is added to "Appendix IV - Description of Underlying funds" on page 44 in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Insurance Trust - ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

3

(8)	The following is added to the Contract Prospectus as Appendix VI.
APPENDIX VI PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS
	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio - Series 5	06/11/04 - 09/09/04	09/10/04 - 09/09/11

ING GET U.S. Core Portfolio - Series 6	09/10/04 - 12/09/04	12/10/04 - 12/09/11

ING GET U.S. Core Portfolio - Series 7	12/10/04 - 03/08/05	03/09/05 - 03/08/12

ING GET U.S. Core Portfolio - Series 8	03/09/05 - 06/07/05	06/08/05 - 06/07/12

4
X.75992-04GT	May 2004

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Balance Sheets as of December 31, 2003 and 2002
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C - Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement - Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

	(4.1)	Variable Annuity Contract (I-CDA-HD) - Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(4.2)

Variable Annuity Contract (GIH-CDA-HB) and (IMT-CDA-HO) - Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

	(4.3)	Variable Annuity Contract (IST-CDA-HO) - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75992), as filed on February 13, 1997.
	(4.4)	Variable Annuity Contract (I-CDA-HD(XC)) - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75992), as filed on February 13, 1997.
	(4.5)	Endorsement (EIP-SDOTHD-97) to Contract I-CDA-HD - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.
(4.6)

Endorsement (EIP-SDOTHD-97(NY)) to Contract I-CDA-HD(XC) - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.

(4.7)

Schedule (ISIRA-97 (XC)) to Contract I-CDA-HD(XC) - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(4.8)

Endorsement (EIP-SDOTPM-97(NY)) to Contracts IMT-CDA-HO and
IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.

(4.9)

Endorsement (EIP-SDOTPM-97) to Contracts IMT-CDA-HO and
IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 14, 1997.

(4.10)

Endorsement (EFUND97) to Contracts IMT-CDA-HO and
IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

(4.11)

Endorsement (EIRA-ROTH-97(NY)) to Contract I-CDA-HD(XC) - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(4.12)

Endorsement (EIGET-IC(R)) to Contracts I-CDA-HD, IMT-CDA-HO and
IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

	(4.13)	Endorsement (EGETE-IC(R)) to Contract GIH-CDA-HB - Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
(4.14)

Endorsement (EIGF-IC(NY)) to Contract I-CDA-HD(XC) - Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75992), as filed on September 18, 1998.

(4.15)

Endorsement (EGET-99) to Contracts I-CDA-HD, IMT-CDA-HO and
I-CDA-HD(XC) - Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.16)

Endorsement (EEGTRRA-PENIRA (01)) to Contract I-CDA-HD, IMT-CDA-HO and IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-75992), as filed on April 12, 2002.

(4.17)

Endorsement E-LOANA(01/01) to Contracts I-CDA-HD, IMT-CDA-HO,
IST-CDA-HO - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.18)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(5.1)

Variable Annuity Contract Application (710.00.16H (11/97)) - Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 9, 1998.

(5.2)

Variable Annuity Contract Application (710.00.16H (NY)(11/97)) - Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 9, 1998.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) - Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) - Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

	(7)	Not applicable
(8.1)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 20, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.5)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.6)

First Amendment effective June 30, 1998 dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. - Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.14)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.15)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series - Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.20)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.21)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.22)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.23)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.24)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.25)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.26)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.27)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.28)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.29)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.30)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.31)

Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company - Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.32)

Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.33)

Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.34)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.35)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.36)

Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.37)

Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.38)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.39)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.40)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation - Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.41)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.42)

Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.43)

First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.44)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.45)

Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.46)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.47)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.48)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.49)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. - Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.50)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.51)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. - Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.52)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.53)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.54)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.55)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.56)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.57)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.58)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.59)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 - Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.60)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 - Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
(13.1)

Powers of Attorney - Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

	(13.2)	Authorization for Signatures - Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Allan Baker[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Brian D. Comer[2]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger Ernest Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Christine Cannon Marcks[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Dianne Clous[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Laurie A. Lombardo[2]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Sekac[2]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary
Brian John Murphy[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn Peck[1]	Vice President, Assistant Treasurer
Ira Braunstein[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
Jane A. Boyle[2]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee Ann Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
William Zolkowski[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of February 29, 2004, there were 598,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Allan Baker[2]	Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela L. Mulvey[2]	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$964,872.95
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75992) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of May, 2004.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY (Depositor)
By:	Keith Gubbay*

Keith Gubbay President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)

Keith Gubbay	(principal executive officer))
)
Thomas J. McInerney*	Director	)	May

Thomas J. McInerney		)	18, 2004
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David Wheat*	Director and Chief Financial Officer	)

David Wheat	(principal accounting officer))
)
By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Auditors